Ownership interest (Tables)	6 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Inventory, Current [Table Text Block]

	December 31,	June 30,
	2021	2021
Raw materials	$423,130	$172,227
Finished goods	954,365	669,881
	$1,377,495	$842,108